[redacted]

06062146

NYSE Group

Antonio Alberti
Managing Director
Securities Operations

NYSE Group, Inc. | 20 Broad Street
New York, New York 10005
t 212.656.5040 | f 212.656.5893
aalberti@nyse.com

cik
1267395

CERTNYS

RECD S.E.C.
NOV 10 2006
1086

1-31909

November 16, 2006

Mr. Brian Johnson
Branch Chief
Securities and Exchange Commission
Branch of Filer Support 2
Room 2531
100 F Street, NE
Washington, DC 20549

PROCESSED
NOV 22 2006
THOMSON
FINANCIAL

B

Dear Mr. Johnson:

The New York Stock Exchange certifies approval for listing and registration under the Securities Exchange Act of 1934, Aspen Insurance Holdings Limited, 7.401% Perpetual Non-Cumulative Preference Shares and requests immediate acceleration of registration. Adequate distribution assured. Form 8-A received on November 16, 2006. Tentative listing date – November 20, 2006.

Sincerely,